Loan Commitments and Other Related Activities (FY)	12 Months Ended
Dec. 31, 2019
Loan Commitments and Other Related Activities [Abstract]
Loan Commitments and Other Related Activities
Note 15 – Loan Commitments and Other Related Activities

Some financial instruments, such as loan commitments, credit lines, letters of credit, and overdraft protection, are issued to meet customer financing needs. These are agreements to provide credit or to support the credit of others, as long as conditions established in the contract are met, and usually have expiration dates. Commitments may expire without being used. Off-balance-sheet risk for credit loss exists up to the face amount of these instruments, although material losses are not anticipated. The same credit policies are used to make such commitments as are used for loans, including obtaining collateral at exercise of the commitment.

The contractual amounts of financial instruments with off-balance-sheet risk at year-end were as follows:

	2019	2018
	(In thousands)
Commitments to make loans	$5,930	$10,875
Unused lines of credit – variable rates	1,970	1,491

Commitments to make loans are generally made for periods of 60 days or less. At year-end 2019, loan commitments consisted of two multi-family residential loans with initial five-year interest rates ranging from 3.50% to 3.75%.